Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Current deferred income tax asset:
Deferred revenue short-term	$ 31,000	$ 32,000	$ 18,000
Valuation allowance	(18,000)	(13,000)	(3,000)
Total current deferred income tax asset	13,391	18,897	15,037
Long-term deferred income tax assets (liabilities):
Net operating loss carryforward	5,688,000	3,847,000	1,704,000
Section 197 intangible	458,000	482,000	515,000
Deferred revenue long-term	166,000	190,000	132,000
Share-based compensation expense	249,000	80,000	22,000
Acquired patents	0	0	0
Acquired in-process research and development	(2,779,000)	(2,779,000)	(2,779,000)
Less: Valuation allowance	(3,795,000)	(1,863,000)	(447,000)
Total long-term deferred income tax assets (liabilities)	$ (13,000)	(43,000)	(853,000)
Total deferred income tax assets (liabilities)		$ (24,000)	$ (838,000)